Financial risk management	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial risk management
23.	Financial risk management

PagSeguro Group’s activities expose it to a variety of financial risks: market risk (including currency risk and cash flow or fair value interest rate risk), fraud risk (chargebacks), credit risk and liquidity risk. PagSeguro Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on PagSeguro Group’s financial performance. PagSeguro Group uses derivative financial instruments to hedge certain risk exposures, when applicable.

Among the main market risk factors that may affect PagSeguro Group’s business are the following:

(i)	Foreign exchange risk

Foreign exchange risk arises when future commercial transactions or recognized assets or liabilities are denominated in a currency that is not the entity’s functional currency. As of December 31, 2018 and December 31, 2017, PagSeguro Group is not materially exposed to foreign exchange risk.

(ii)	Fraud Risk (chargeback)

PagSeguro Group’s sales transactions are susceptible to potentially fraudulent or improper sales and it uses the following two processes to control fraud risk:

The first process consists of monitoring, on a real time basis, the transactions carried out with credit and debit cards and payment slips, through an anti-fraud ecosystem. This process approves or rejects suspicious transactions at the time of the authorization, based on statistical models that are revised on a periodic basis.

The second process detects chargebacks and disputes not identified by the first process. This is a complementary process and increases PagSeguro Group’s ability to avoid new instances of fraud.

(iii)	Credit risk

Credit risk is managed on a group basis and is limited to the possibility of default by: (a) the card issuers, which have the obligation of transferring to the credit and debit card labels the fees charged for the transactions carried out by their card holders, and/or (b) the acquirers, which are used by PagSeguro Group to approve transactions with the issuers.

In order to mitigate this risk, PagSeguro Brazil has established a Credit and Liquidity Risk Committee, whose responsibility is to assess the level of risk of each of the card issuers served by PagSeguro Group, classifying them into three groups:

(i)	card issuers with a low level of risk, with credit ratings assigned by FITCH, S&P and Moody’s, which do not require additional monitoring;

(ii)	card issuers with a medium level of risk, which are also monitored in accordance with the Basel and property, plant and equipment ratios; and

(iii)	card issuers with a high level of risk, which are assessed by the committee at monthly meetings.

No credit limits were exceeded during the reporting period, and management does not expect any losses from non-performance by these counterparties in addition to the amounts already recognized as chargebacks, presented under fraud risk.

(iv)	Liquidity risk

PagSeguro Group manages liquidity risk by maintaining reserves, bank and credit lines for the obtaining borrowings, when deemed appropriate. PagSeguro Group continuously monitors actual and projected cash flows, and matches the maturity profile of its financial assets and liabilities in order to ensure that PagSeguro Group has sufficient funds to honor its obligations to third parties and meet its operational needs.

PagSeguro Group invests surplus cash in interest bearings financial investments, choosing instruments with appropriate maturity or sufficient liquidity to provide adequate margin as determined by the forecasts.

At December 31, 2018, PagSeguro Group held cash and cash equivalents of R$ 2,763,050 (R$ 66,767 at December 31, 2017).

The table below shows PagSeguro Group’s non-derivative financial liabilities divided into the relevant maturity group based on the remaining period from the balance sheet date and the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Due within 30 days	Due within 31 to 120 days	Due within 121 to 180 days	Due within 181 to 360 days	Due to 361 days or more days
At December 31, 2018
Payables to third parties	3,968,125	233,694	66,967	55,412	—
Trade payables	141,958	18,744	1,358	3,186	—
Trade payables to related parties	—	28,869	—	—	—
Other payables	—	—	—	29,501	—
At December 31, 2017
Payables to third parties	2,890,080	133,070	31,081	26,338	—
Trade payables	81,152	6,032	1,740	1,083	2,437
Trade payables to related parties	—	—	—	39,101	—
Other payables	—	—	—	15,872	—